S-K 1602(c) Dilution - USD ($)	Jun. 30, 2025	Jul. 23, 2025
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ 6.16
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.53
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	4.47
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	4.66
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	5.34
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	3.37
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	6.63
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	1.26
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	8.74
Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.13
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.51
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	4.49
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	4.66
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	5.34
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	3.41
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	6.59
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	1.41
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	8.59
With Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.53
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.09)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 4.47
Net Tangible Book Value	$ (184,475)
Net Tangible Book Value Adjusted	$ 43,051,644
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)	2,012,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	7,784,112
With Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ 4.66
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.09)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 5.34
Net Tangible Book Value	$ (184,475)
Net Tangible Book Value Adjusted	$ 30,367,762
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)	2,012,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	6,515,724
With Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ 3.37
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.09)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 6.63
Net Tangible Book Value	$ (184,475)
Net Tangible Book Value Adjusted	$ 17,683,881
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)	2,012,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	5,247,336
With Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ 1.26
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.09)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 8.74
Net Tangible Book Value	$ (184,475)
Net Tangible Book Value Adjusted	$ 5,000,001
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)	2,012,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	3,978,948
With Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ 6.16
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.09)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 3.84
Net Tangible Book Value	$ (184,475)
Net Tangible Book Value Adjusted	$ 55,735,525
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)	2,012,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	9,052,500
With Over-Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ 5.62
With Over-Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	4.75
With Over-Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	3.46
With Over-Allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	1.35
With Over-Allotment [Member] | Public Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ 6.25
With Over-Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ 58,020,000
With Over-Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	58,020,000
With Over-Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	58,020,000
With Over-Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	58,020,000
With Over-Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	58,020,000
With Over-Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	200,000
With Over-Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	200,000
With Over-Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	200,000
With Over-Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	200,000
With Over-Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	200,000
With Over-Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(2,300,000)
With Over-Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(2,300,000)
With Over-Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(2,300,000)
With Over-Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(2,300,000)
With Over-Allotment [Member] | Less: Deferred underwriting commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(2,300,000)
With Over-Allotment [Member] | Less: over-allotment liabilities [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Less: over-allotment liabilities [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Less: over-allotment liabilities [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Less: over-allotment liabilities [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Less: over-allotment liabilities [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(12,683,881)
With Over-Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(25,367,763)
With Over-Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(38,051,644)
With Over-Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(50,735,524)
With Over-Allotment [Member] | Less: Amounts paid for redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)
With Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)
With Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)
With Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)
With Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)
With Over-Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	6,982,500
With Over-Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	6,982,500
With Over-Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	6,982,500
With Over-Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	6,982,500
With Over-Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	6,982,500
With Over-Allotment [Member] | Representative shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	57,500
With Over-Allotment [Member] | Representative shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	57,500
With Over-Allotment [Member] | Representative shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	57,500
With Over-Allotment [Member] | Representative shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	57,500
With Over-Allotment [Member] | Representative shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	57,500
With Over-Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	(1,268,388)
With Over-Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	(2,536,776)
With Over-Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	(3,805,164)
With Over-Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	(5,073,552)
With Over-Allotment [Member] | Less: Ordinary shares redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)
Without Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ 5.51
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.09)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 4.49
Net Tangible Book Value	$ (184,475)
Net Tangible Book Value Adjusted	$ 37,509,978
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)	2,012,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	6,806,334
Without Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ 4.66
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.09)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 5.34
Net Tangible Book Value	$ (184,475)
Net Tangible Book Value Adjusted	$ 26,673,318
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)	2,012,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	5,722,668
Without Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ 3.41
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.09)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 6.59
Net Tangible Book Value	$ (184,475)
Net Tangible Book Value Adjusted	$ 15,836,659
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)	2,012,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	4,639,002
Without Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ 1.41
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.09)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 8.59
Net Tangible Book Value	$ (184,475)
Net Tangible Book Value Adjusted	$ 5,000,001
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)	2,012,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	3,555,336
Without Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ 6.13
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.09)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 3.87
Net Tangible Book Value	$ (184,475)
Net Tangible Book Value Adjusted	$ 48,346,637
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)	2,012,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	7,890,000
Without Over-Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ 5.6
Without Over-Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	4.75
Without Over-Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	3.5
Without Over-Allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	1.5
Without Over-Allotment [Member] | Public Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ 6.22
Without Over-Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ 50,520,000
Without Over-Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	50,520,000
Without Over-Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	50,520,000
Without Over-Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	50,520,000
Without Over-Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	50,520,000
Without Over-Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	200,000
Without Over-Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	200,000
Without Over-Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	200,000
Without Over-Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	200,000
Without Over-Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	200,000
Without Over-Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(2,000,000)
Without Over-Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(2,000,000)
Without Over-Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(2,000,000)
Without Over-Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(2,000,000)
Without Over-Allotment [Member] | Less: Deferred underwriting commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(2,000,000)
Without Over-Allotment [Member] | Less: over-allotment liabilities [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(188,888)
Without Over-Allotment [Member] | Less: over-allotment liabilities [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(188,888)
Without Over-Allotment [Member] | Less: over-allotment liabilities [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(188,888)
Without Over-Allotment [Member] | Less: over-allotment liabilities [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(188,888)
Without Over-Allotment [Member] | Less: over-allotment liabilities [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(188,888)
Without Over-Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(10,836,659)
Without Over-Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(21,673,319)
Without Over-Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(32,509,978)
Without Over-Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(43,346,636)
Without Over-Allotment [Member] | Less: Amounts paid for redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Without Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	(262,500)
Without Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	(262,500)
Without Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	(262,500)
Without Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	(262,500)
Without Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	(262,500)
Without Over-Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	6,090,000
Without Over-Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	6,090,000
Without Over-Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	6,090,000
Without Over-Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	6,090,000
Without Over-Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	6,090,000
Without Over-Allotment [Member] | Representative shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	50,000
Without Over-Allotment [Member] | Representative shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	50,000
Without Over-Allotment [Member] | Representative shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	50,000
Without Over-Allotment [Member] | Representative shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	50,000
Without Over-Allotment [Member] | Representative shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	50,000
Without Over-Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	(1,083,666)
Without Over-Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	(2,167,332)
Without Over-Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	(3,250,998)
Without Over-Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)	(4,334,664)
Without Over-Allotment [Member] | Less: Ordinary shares redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)